Share-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Granted	0
2015 and 2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Outstanding, Beginning Period	13,260,000	7,540,000	5,620,000
Number of options, Granted		6,130,000	2,700,000
Number of options, Forfeited	(400,000)	(410,000)	(780,000)
Number of options, Exercised	(1,494,732)
Number of options, Outstanding, Ending Period	11,365,268	13,260,000	7,540,000	5,620,000
Number of options, Exercisable	4,342,768
Number of options, Expected to vest	6,674,875
Weighted average exercise price, Outstanding, Beginning Period	$ 0.43	$ 0.25	$ 0.12
Weighted average exercise price, Granted		0.64	0.52
Weighted average exercise price, Forfeited	0.96	0.43	0.27
Weighted average exercise price, Exercised	0.17
Weighted average exercise price, Outstanding, Ending Period	0.44	$ 0.43	$ 0.25	$ 0.12
Weighted average exercise price, Exercisable	0.18
Weighted average exercise price, Expected to vest	$ 0.60
Weighted-average remaining contractual life (years), Outstanding	7 years 7 months 2 days	8 years 4 months 24 days	8 years 7 months 24 days	9 years 2 months 19 days
Weighted-average remaining contractual life (years), Exercisable	6 years 5 months 15 days
Weighted-average remaining contractual life (years), Expected to vest	8 years 3 months 10 days
Aggregate intrinsic value, Outstanding	$ 17,737	$ 18,705	$ 3,697	$ 1,854
Aggregate intrinsic value, Exercisable	1,991
Aggregate intrinsic value, Expected to vest	$ 14,960